ACQUISITION (Details Narrative) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 01, 2023	Oct. 14, 2022	Feb. 09, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Cash purchase price								$ 750,000	$ 10,291,674
Revenue				$ 15,594,575	$ 13,574,896	$ 31,488,933	$ 27,134,602	55,689,793	29,009,640
Net income (loss)				$ (595,707)	$ (470,131)	$ (1,297,170)	$ (1,521,279)	(9,932,620)	(3,322,695)
Ellwood Thompson [Member]
Business Acquisition [Line Items]
Cash purchase price	$ 750,000
Amortization period for goodwill for tax purposes (years)	15 years
Inventory	$ 851,000
Revenue								(3,100,000)
Net income (loss)								(300,000)
Promissory note	718,000
Contingent consideration	1,468,000
Ellwood Thompson [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Aquisition related cost								131,000
Mother Earth's Storehouse, Inc. [Member]
Business Acquisition [Line Items]
Cash purchase price			$ 5,150,000
Amortization period for goodwill for tax purposes (years)			15 years
Inventory			$ 805,000
Revenue									11,900,000
Net income (loss)									300,000
Mother Earth's Storehouse, Inc. [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Aquisition related cost									157,000
Greens Natural Foods [Member]
Business Acquisition [Line Items]
Cash purchase price		$ 5,142,000
Amortization period for goodwill for tax purposes (years)		15 years
Inventory		$ 1,642,000
Revenue									6,300,000
Net income (loss)									50,000.00
Promissory note		3,000,000
Contingent consideration		9,250,000
Greens Natural Foods [Member] | Acquisition-related Costs [Member]
Business Acquisition [Line Items]
Aquisition related cost								131,000	1,063,000
Greens Natural Foods [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Aquisition related cost									$ 906,000
Asset Purchase Agreement [Member] | Ellwood Thompson [Member]
Business Acquisition [Line Items]
Cash purchase price	750,000
Purchase of promissory note	750,000
Fair value	$ 718,000
Interest expense								$ 32,000
Asset Purchase Agreement [Member] | Mother Earth's Storehouse, Inc. [Member]
Business Acquisition [Line Items]
Cash purchase price			4,472,500
Inventory			$ 677,500
Asset Purchase Agreement [Member] | Greens Natural Foods [Member]
Business Acquisition [Line Items]
Cash purchase price		5,142,000
Promissory note		3,000,000
Asset Purchase Agreement [Member] | Greens Natural Foods [Member] | Fair Value, Inputs, Level 3 [Member]
Business Acquisition [Line Items]
Contingent consideration		$ 1,108,000
Contingent consideration discount rate		3.80%